Related Parties (Tables)	6 Months Ended
Jul. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of Transactions Between Related Parties

	Opening balance NZ$000s	Closing balance NZ$000s
Loans to related parties
Whitespace Atelier Limited - 31 July 2019	282	-
Whitespace Atelier Limited - 31 January 2019	273	282

Loans from related parties
SBL Holdings – 31 July 2019	(1,449)	-
SBL Holdings – 31 January 2019	-	(1,449)
EJ Watson – 31 July 2019	(2,289)	(2,651)
EJ Watson – 31 January 2019	-	(2,289)